Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity
Summary of Stock Option Activities

The following table summarizes stock option activities for the nine months ended September 30, 2024:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Stock Options	Exercise Price	years)
Outstanding at December 31, 2023	1,521	$4,297.50	3.31
Outstanding at September 30, 2024	1,521	$4,297.50	2.56
Options vested and exercisable at September 30, 2024	951	$4,297.50	2.56

The following table summarizes stock option activities for the years ended December 31, 2023 and 2022:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Stock Options	Exercise Price	years)
Outstanding at December 31, 2021	1,521	$4,297.50	5.31
Outstanding at December 31, 2022	1,521	$4,297.50	4.31
Outstanding at December 31, 2023	1,521	$4,297.50	3.31
Options vested and exercisable at December 31, 2023	951	$4,297.50	3.31

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the three and nine months ended September 30, 2024 and 2023 (in thousands):

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
General and administrative	$52	$119	$150	$381
Research and development	(10)	(19)	(650)	(1)
Total stock-based compensation expense	$42	$100	$(500)	$380

The following table summarizes stock-based compensation expense for the years ended December 31, 2023 and 2022 (in thousands).

	For the year ended December 31,
	2023	2022
General and administrative	$436	$700
Research and development	132	1,583
Total stock-based compensation expense	$568	$2,283

Summary of Warrant Activities

A summary of warrant activities for the nine months ended September 30, 2024, is presented below:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Warrants	Exercise Price	years)
Outstanding as of December 31, 2023	89,618	$67.16	5.34
Exercised	(409,816)	0.01	—
Granted	1,539,314	9.75	2.50
Outstanding as of September 30, 2024	1,219,116	$14.39	2.73

A summary of warrant activities for years ended December 31, 2023 and 2022, is presented below:

			Weighted Average
			Remaining
		Weighted Average	Contractual Life (in
	Warrants	Exercise Price	years)
Outstanding as of December 31, 2021	4,393	$6,036.53	0.73
Expired	(4,003)	6,375.00	—
Granted	997	601.58	9.18
Outstanding as of December 31, 2022	1,387	$1,152.94	8.29
Exercised	(1)	0.08	—
Granted	88,232	50.09	5.29
Outstanding as of December 31, 2023	89,618	$67.16	5.34

Restricted stock award
Stockholders' Equity
Schedules of Restricted Stock and Restricted Stock Unit Activity

The following table summarizes restricted stock award activities for the nine months ended September 30, 2024:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value
Nonvested at December 31, 2023	1,285	$577.50
Vested	(90)	2,722.50
Nonvested at September 30, 2024	1,195	$415.95

Certain employees and directors have been awarded restricted stock. The restricted stock vesting consists of milestone and time-based vesting. The following table summarizes restricted stock award activities for the years ended December 31, 2023 and 2022:

		Weighted Average
		Grant Date Fair
	Number of Shares	Value
Nonvested at December 31, 2021	369	$3,034.04
Granted	475	523.50
Vested	(169)	3,671.23
Nonvested at December 31, 2022	675	$1,107.83
Granted	720	345.00
Vested	(110)	2,310.00
Nonvested at December 31, 2023	1,285	$577.50

Restricted stock units
Stockholders' Equity
Schedules of Restricted Stock and Restricted Stock Unit Activity

Certain employees and consultants have been awarded restricted stock units with time-based vesting. The following table summarizes restricted stock units’ activities for the nine months ended September 30, 2024:

		Weighted Average
		Grant Date Fair
	Number of Units	Value
Nonvested at December 31, 2023	1,911	$948.25
Forfeited	(1,313)	912.15
Vested	(365)	1,205.20
Nonvested at September 30, 2024	233	$749.14

The following table summarizes restricted stock units’ activities for the year ended December 31, 2023 and 2022:

		Weighted Average
		Grant Date Fair
	Number of Units	Value
Nonvested at December 31, 2021	3,108	$2,311.00
Granted	1,943	565.63
Forfeited	(689)	1,906.78
Vested	(1,059)	2,239.62
Nonvested at December 31, 2022	3,303	$1,391.48
Granted	577	256.51
Forfeited	(1,027)	1,374.25
Vested	(942)	1,614.25
Nonvested at December 31, 2023	1,911	$948.25